Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 118,982	¥ 110,390	¥ 118,287
Loans held for sale in installment loans	21,867	15,613
Loans held for sale measured at fair value	20,673	15,361
Installment loans	2,592,233	2,478,054
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	30,524	42,292
Fair value at the acquisition date of purchased loans acquired during the period	7,799	10,131
Purchased loans | Class Of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided	¥ 11,013	¥ 15,216